Other income, net (Tables)	12 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of other income, net

The following table shows other income, net for the years ended June 30, 2023, 2024 and 2025, respectively:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Gain on disposal of property and equipment	-	-	12,188	16,724
Gain on disposal of a subsidiary	-	-	303,012	415,768
Rental income	49,482	54,830	56,531	77,568
Gain on life insurance policy	-	10,559	13,179	18,083
Government subsidies	38,737	-	-	-
Other	773	37	(2,862)	(3,928)
Total	88,992	65,426	382,048	524,215